FINANCIAL INSTRUMENTS (Concentrations of Risk) (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017	Nov. 30, 2017 containership	Sep. 12, 2017 subsidiary Rate	Oct. 31, 2015 vessel
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | vessel		4	2				2
Total loans to related parties - associated companies, long-term		$ 314,000,000	$ 310,144,000
Frontline Charterers | Revenue Benchmark
Concentration Risk [Line Items]
Concentration Risk, Percentage		4.00%	8.00%	15.00%
Golden Ocean | Revenue Benchmark
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%	13.00%	14.00%
MSC | Revenue Benchmark
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.00%	11.00%	10.00%
Property Subject to or Available for Operating Lease, Number of Units | vessel		32
Maersk | Revenue Benchmark
Concentration Risk [Line Items]
Concentration Risk, Percentage		30.00%	27.00%	14.00%
Evergreen Marine | Revenue Benchmark
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.00%
Property Subject to or Available for Operating Lease, Number of Units | vessel		4
Seadrill | Comprehensive Income
Concentration Risk [Line Items]
Concentration Risk, Percentage		35.00%	39.10%	38.60%
Seadrill
Concentration Risk [Line Items]
Total loans to related parties - associated companies, long-term		$ 326,100,000	$ 342,000,000.0
Frontline Ltd
Concentration Risk [Line Items]
Minimum Free Cash		2,000,000
Management/operating fee per day		$ 9,000
Golden Ocean
Concentration Risk [Line Items]
Property Subject to or Available for Operating Lease, Number of Units | vessel		8	8
Seadrill
Concentration Risk [Line Items]
Agreed Proportion of temporary reduction to daily charter rate | Rate						29.00%
Agreed Temporary Reduction in Daily Time Charter Rates, Period	5 years
Agreed Period of Charter Extension following Amendments	13 months
Number of drilling rigs owned by wholly-owned subsidiaries account for using the equity method | subsidiary						3
Agreed period of extension to bank loan term	4 years
Frontline | Frontline Shipping
Concentration Risk [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Maersk
Concentration Risk [Line Items]
Number of container vessels contracted to be chartered in | containership					10
Financial Guarantee
Concentration Risk [Line Items]
Guarantor Obligations, Current Carrying Value		$ 266,100,000	$ 266,100,000